Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Other Assets [Line Items]
Cost Method Investments	$ 8,061	$ 8,494
Principal investments	236	305
Total nonmarketable equity investments	16,808	16,423
Corporate/bank-owned life insurance	20,146	19,845
Accounts receivable	25,939	23,763
Interest receivable	5,296	4,895
Customer relationship and other amortized intangibles	10,358	12,170
Operating lease assets	1,825	1,873
Due from customers on acceptances	225	229
Other	17,172	15,993
Other assets	101,022	99,781
Income Related to Nonmarketable Equity Investments [Abstract]
Net gains (losses) from private equity investments	813	492	(368)
Net gains (losses) from principal investments	29	42	79
Net gains (losses) from all other nonmarketable equity investments	(298)	(188)	(234)
Net gains (losses) from nonmarketable equity investments	544	346	(523)
Government insured or guaranteed [Member]
Components of Other Assets [Line Items]
Foreclosed assets	1,319	1,479
Non-government insured or guaranteed [Member]
Components of Other Assets [Line Items]
Foreclosed assets	3,342	4,530
Core deposit intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	7,311	8,904
Customer Relationships And Other [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	1,639	1,847
Federal Bank Stock [Member]
Components of Other Assets [Line Items]
Cost Method Investments	4,617	5,254
Private Equity Investments Cost Method [Member]
Components of Other Assets [Line Items]
Cost Method Investments	3,444	3,240
Low Income Housing Tax Credit Equity Method Investments [Member]
Components of Other Assets [Line Items]
Equity method	4,077	3,611
Equity Investments Other [Member]
Components of Other Assets [Line Items]
Equity method	$ 4,434	$ 4,013